Employee benefits (Details 3) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current provisions for employee benefits	$ 724	$ 964
Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year	1,071	1,114
Interest income	38	103
Changes on asset ceiling	(125)	(192)
Translation adjustment	(109)	73
Transfer		(27)
Benefit obligation (Plan assets) as at ending of the year	875	1,071
Net defined benefit liability (asset)	60	68
Non-current provisions for employee benefits	60	68
Provisions for employee benefits	60	68
Overfunded Pension Plans [Member] | Present Value Of Defined Benefit Obligations [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(4,308)	(4,517)
Overfunded Pension Plans [Member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	5,243	5,656
Overfunded Pension Plans [Member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(875)	(1,071)
Underfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Interest income		1
Changes on asset ceiling		(28)
Transfer		27
Net defined benefit liability (asset)	(1,291)	(1,451)
Current provisions for employee benefits	(70)	(70)
Non-current provisions for employee benefits	(1,221)	(1,381)
Provisions for employee benefits	(1,291)	(1,451)
Underfunded Pension Plans [Member] | Present Value Of Defined Benefit Obligations [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(1,613)	(2,266)
Underfunded Pension Plans [Member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	$ 322	$ 815